CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Common Shares Issued, issuance costs	$ 0.4
Adjusted [Member]
Common Shares Issued, issuance costs		$ 0.2